UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21073

Bragg Capital Trust

(Exact name of registrant as specified in charter)

100 Queens Road

Charlotte, North Carolina 28204

(Address of principal executive offices)

(Zip code)

Steven Scruggs

100 Queens Road

Charlotte, North Carolina 28204

 (Name and address of agent for service)

With copy to:

Stephanie A. Djinis, Esq.

Law Offices of Stephanie A. Djinis

1749 Old Meadow Road Suite 310

McLean, Virginia  22102

Registrant's telephone number, including area code: (704) 714-7711

Date of fiscal year end: 5/31

Date of reporting period: 5/31/03

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

ANNUAL REPORT

Queens Road Large Cap Value Fund

Queens Road Small Cap Value Fund

Each a series of the

Bragg Capital Trust

May 30, 2003

Dear Fellow Shareholders:

It was the worst of times; it was the best of times….

The first year of operations was a year of contrasts for the Queens Road Funds.  The funds began operations in June of 2002, amid one of the worst performing markets for value stocks in recent memory.  They finished the year on May 31, 2003, in one of the best markets for value stocks in over a decade.  Throughout this volatile year (in both performance and sentiment), one thing remained constant, our commitment to our fundamental investment philosophy and its guiding principles of Diligence, Discipline and Patience.

“The are known knowns…; there are known unknowns…; and there are unknown unknowns…”

Donald Rumsfeld

While this paraphrased quote attributed to Donald Rumsfeld may not make much sense at first reading, it can be applied to our investment philosophy at the Queens Road Funds.  We know there are certain fundamental relationships in the equity markets.  For instance, the economic profits of businesses drive their valuations.  Fundamental relationships such as this are the known knowns.  We also know that neither we nor anyone else can predict certain things, such as the direction of interest rate movements or the level of future economic growth.  These are the known unknowns.  And lastly, history has shown us that, in the short run, stock prices may be driven irrationally by the so called “animal spirits” or what Benjamin Graham referred to as the manic-depressive “Mr. Market”. These unpredictable and inexplicable phenomena are the unknown unknowns.

At Queens Road Funds, we spend our time focusing on things we can reasonably predict and control, the “known knowns”.    We diligently search for companies in the most profitable industries, with the most capable managements, and the most attractive valuations.  We maintain our discipline by not trying to use a crystal ball to predict things we know are unpredictable, the things we know we can’t know, the known unknowns.  And we remain patient throughout the periods when the unknown unknowns seem to be driving individual stock prices or the overall markets.

This thoughtful and deliberate approach to identifying attractive investments has served us well in our first year of operations.  Over the next year, the markets may rise, or they may fall, it’s entirely uncertain.  Regardless, the Queens Road Funds will stick to its sound investment principles and remain invested in companies which we know have proven the ability to allocate capital to profitable enterprise, of this you can be sure.

We appreciate your support.

Sincerely,

/s/Steve Scruggs

/s/Benton Bragg

/s/Mark Thompson

Steve Scruggs, CFA

 Benton Bragg, CFA

Mark Thompson, CFA

President, Portfolio Manager

Chairman

Portfolio Manager

Queens Road Large Cap Value Fund

Manager’s Discussion

We are happy to report that in an extremely volatile investment environment, the Queens Road Large Cap Value Fund showed an 8.43% cumulative total return since beginning operations on June 13, 2202 through May 31, 2003. This is compared to a –5.16% total return for the S&P/Barra 500 Value Index over the same period.

The fund outperformed each of these indices in both halves of our reporting year, from inception through November 30, 2002, and from November 30, 2002 through May 31, 2003. This strong performance is attributable to both the timing of our purchases and the fund’s philosophy of buying companies with strong long-term track records at reasonable prices, with the intention of holding them for an extended period. A comparison of the fund’s monthly performance against the S&P/Barra Large Value Index and the S&P 500 Index is provided below.

	QRLCV	S&P/Barra Large Value	S&P 500
December 2002	-3.87%	-5.20%	-5.87%
January 2003	-2.97%	-2.74%	-2.61%
February 2003	-1.80%	-2.72%	-1.50%
March 2003	.86%	-.13%	.97%
April 2003	8.42%	9.89%	8.23%
May 2003	5.60%	6.72%	5.19%
6 Month	5.77%	5.05%	3.80%
One Year*	8.43%	-9.26%	-8.13%

Source: Morningstar Principia Pro

*Fund Operations commenced 6/13/02, for fiscal year 2003 QRLCV performance is 6/13/2002-5/31/2003.

Queens Road Large Cap Value Fund

			Schedule of Investments
			May 31, 2003
Shares/Principal Amount		Market Value	% of Assets

COMMON STOCKS
Aerospace & Defense
160	Boeing Co.	$ 4,907
100	United Technologies	6,825
		11,732	3.30%
Air Freight & Couriers
130	Federal Express Corp.	8,317	2.34%

Aluminum
180	Aluminum Co. of America	4,430	1.25%

Automobile Manufacturers
150	General Motors Corp.	5,300	1.49%

Banks
175	Bank of America Corp.	12,985
200	BB&T Corp.	6,838
250	National City Corp.	8,455
375	US Bancorp	8,888
225	Wachovia Corp.	9,041
200	Washington Mutual	8,156
235	Wells Fargo	11,351
		65,714	18.49%
Broadcasting & Cable TV
290	Comcast Corp. CL A Special NON-VTG *	8,384	2.36%

Building Products
300	Masco Corp	7,380	2.08%

Communications Equipment
700	Motorola Inc.	5,964	1.68%

Computer Hardware
80	International Business Machine Corp.	7,043	1.98%

Computer Peripherals
350	Hewlett-Packard Co.	6,825	1.92%

Construction & Farm Machinery
150	Caterpillar Inc.	7,823	2.20%

Department Stores
190	Federated Department Stores	6,175	1.74%

Distillers & Vintners
75	Brown Forman Corporation "B"	5,915	1.66%

Diversified Chemicals
195	DuPont (E.I.) de Nemours & Co.	8,217	2.31%

Diversified Financial Services
300	Citigroup Corp.	12,306
160	Fedl National Mortgage Assoc.	11,840
200	Merrill Lynch & Co. Inc.	8,660
185	Morgan Stanley	8,463
		41,269	11.61%

Electric Utilities
100	Exelon Corp.	5,730
175	Southern Co.	5,509
350	Duke Energy Corp.	6,783
		18,022	5.07%

Food Retail
160	Safeway Inc. *	3,014	0.85%

General Merchandise Stores
200	Costco Wholesale Corp. *	7,450	2.10%

Industrial Gases
110	Air Products & Chemical Inc.	4,795	1.35%

Integrated Oil & Gas
100	ChevronTexaco Corp	7,094
140	ConocoPhillips	7,556
300	Exxon Mobil	10,920
		25,570	7.20%
Integrated Telecommunication Services
160	ALLTEL Corp.	7,661
340	Bellsouth Corp.	9,013
350	SBC Communications	8,911
		25,585	7.19%
Life & Health Insurance
300	MetLife Inc.	8,391
100	Wellpoint Health Networks Inc. *	8,534
		16,925	4.75%

Movies & Entertainment
170	Viacom Inc. CL B *	7,738	2.18%

Multi-line Insurance
190	American International Group Inc.	10,997	3.09%

Oil & Gas Equipment & Services
250	Baker Hughes Inc.	8,262	2.33%

Oil & Gas Exploration & Production
180	Anadarko Petroleum	8,870	2.50%

Property & Casualty Insurance
8	Travelers Class A	131
17	Travelers Class B	275
		406	0.11%
Publishing
95	Gannett Inc.	7,505	2.11%

Restaurants
325	McDonalds Corp.	6,087	1.71%

Total for Common Stock ($326,676)		351,714	98.98%

CASH AND EQUIVALENTS
2,364	First American Prime Obligation Fund CL S .60%	2,364	0.67%

	Total Investments	354,078	99.65%
	(Identified Cost $ 329,040)

	Other Assets Less Liabilities	1,250	0.35%

	Net Assets	$355,328	100.00%

The accompanying notes are an integral part of the financial statements.

Queens Road Large Cap Value Fund

Statement of Assets and Liabilities
May 31, 2003

Assets
Investment Securities at Market Value	$354,078
(Identified Cost $ 329,040)
Cash	500
Receivables:
Dividends and Interest	750
Total Assets	355,328
Liabilities
Total Liabilities	0
Net Assets	$355,328
Net Assets Consist of:
Capital Paid In	329,601
Accumulated Net Investment Income (Loss)	3,164
Accumulated Realized Gain (Loss)	(2,475)
Unrealized Appreciation in Value
of Investments Based on Identified Cost - Net	25,038
Net Assets, for 33,070 Shares Outstanding	$355,328

Net Asset Value Per Share ($355,328/33,070 shares)	$ 10.74

The accompanying notes are an integral part of the financial statements.

Queens Road Large Cap Value Fund

Statement of Operations
For the period ending May 31, 2003

Investment Income:
Dividends	$ 5,327
Interest	438
Total Investment Income	5,765
Expenses: (Note 3)
Advisory Fees	2,663
Total Expenses	2,663

Less: Advisory fees waived	(2,663)

Net Investment Income	5,765

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	(2,475)
Unrealized Appreciation (Depreciation) on Investments	25,038
Net Realized and Unrealized Gain (Loss) on Investments and Options	22,563

Net Increase (Decrease) in Net Assets from Operations	$ 28,328

The accompanying notes are an integral part of the financial statements.

Queens Road Large Cap Value Fund

Statement of Changes in Net Assets
6/13/2002*
to
5/31/2003
From Operations:
Net Investment Income	$ 5,765
Net Realized Gain (Loss) on Investments	(2,475)
Net Unrealized Appreciation (Depreciation)	25,038
Increase (Decrease) in Net Assets from Operations	28,328
From Distributions to Shareholders:
Net Investment Income	(2,601)
Net Realized Gain from Security Transactions	0
Change in Net Assets from Distributions	(2,601)
From Capital Share Transactions:
Proceeds From Sale of Shares	227,000
Shares Issued on Reinvestment of Dividends	2,601
Cost of Shares Redeemed	0
Net Increase from Shareholder Activity	229,601

Net Increase in Net Assets	255,328

Net Assets at Beginning of Period	100,000
Net Assets at End of Period
(including accumulated undistributed net investment income (loss) of $3,164)	$ 355,328

Share Transactions:
Issued	22,802
Reinvested	268
Redeemed	0
Net increase (decrease) in shares	23,070
Shares outstanding beginning of period	10,000
Shares outstanding end of period	33,070

The accompanying notes are an integral part of the financial statements.

Queens Road Large Cap Value Fund

Financial Highlights
Selected data for a share outstanding throughout the period:	6/13/2002*
	to
	5/31/2003
Net Asset Value -
Beginning of Period	$10.00
Net Investment Income	0.19
Net Gains or Losses on Securities
(realized and unrealized)	0.64
Total from Investment Operations	0.83
Distributions
(from net investment income)	(0.09)
(from capital gains)	0.00
Total from Distributions	(0.09)
Net Asset Value -
End of Period	$10.74

Total Return	8.43%	(a)
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$355

Net Assets Before Reimbursement
Ratio of Expenses to Average Net Assets	0.95%	(b)
Ratio of Net Income to Average Net Assets	1.10%	(b)
Net Assets After Reimbursement
Ratio of Expenses to Average Net Assets	0.00%	(b)
Ratio of Net Income to Average Net Assets	2.04%	(b)
Portfolio Turnover Rate	1.73%	(b)

(a) For a period of less than one year , total return is not annualized
(b) Annualized
* Commencement of Operations

The accompanying notes are an integral part of the financial statements.

BRAGG CAPITAL TRUST

QUEENS ROAD LARGE CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS

MAY 31, 2003

Note 1. Organization

 The Queens Road Large Cap Value Fund (the “Fund”), a managed portfolio of the Bragg Capital Trust, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management company. The Fund is one of a series of Funds of the Bragg Capital Trust, which also includes the Queens Road Small Cap Value Fund.  The Fund’s investment objective is to seek growth of capital.  It invests primarily (under normal market conditions, at least 80% of its total assets) in large capitalization (greater than $5 billion market cap at the time of purchase) common stocks which are believed by the Manager to be undervalued and have good prospects for capital appreciation.  The Funds’ registration statement was declared effective on June 13, 2002 and operations began on that date.

Note 2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: Securities, which are traded on any exchange or on the NASDAQ over-the-counter market, are valued at the last quoted sales price.  Investments for which have no sale is reported are valued at the last bid price. Short-term obligations having remaining maturities of 60 days or less, are valued at amortized cost. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by and under the direction of the Fund’s Board of Directors.

Federal Income Taxes: The Fund intends to comply with requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income as dividends to its shareholders.  The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year. Therefore no provision for income taxes is required.

Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and to disclosure contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

Other: The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for the financial statement and income tax purposes.  Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as information is available to the Fund.  Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the Fund. Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.  General accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital.

Note 3. Investment Advisory Fee and Other Transactions with Affiliates

The Fund retains Bragg Financial Advisors, Inc. (the “Advisor”) as its Investment Advisor.  Under the terms of the management agreement, the Advisor provides investment management and administrative services for the Fund. For its services as Advisor, the Fund pays a fee, computed daily and payable monthly at the annual rate of .95% of the Fund’s average daily net asset value. For the time period ended May 31, 2003, the Advisor earned $2,663.  From these fees and its own resources the Advisor agrees to pay other operating expenses of the Fund including transfer agent fees, fund accountant fees, registration fees, custodial fees, and other ordinary expenses of the Fund.  However the agreement does not require the Advisor to pay interest, taxes, brokerage commissions and extraordinary expenses of the Fund.  For the time period ending May 31, 2003, the Advisor waived $2,663 of the management fee.

Certain Trustees and officers of the Trust are “interested persons” (as defined in the Investment Company Act of 1940) of the Trust. Each “non-interested” Trustee is entitled to receive an annual fee of $500 plus expenses for services relating to the Trust.

Note 4. Capital Share Transactions

At May 31, 2003, there were an unlimited number of shares authorized and 33,070 shares outstanding, each with no par value, and capital paid-in amounted to $329,601 for the Fund.

Note 5. Investments

For the time period ended May 31, 2003, the cost of purchases and the proceeds from sales, other than short-term securities, aggregated $333,779 and $4,628, respectively. As of May 31, 2003, the gross unrealized appreciation for all securities totaled $33,886 and the gross unrealized depreciation for all securities totaled $8,848, for an unrealized appreciation of $25,038.  The aggregate cost of securities for federal income tax purposes at May 31, 2003 was $329,040.

Note 6. Distributions to Shareholders

During the fiscal year ended May 31, 2003, distributions of $0.09 aggregating $2,601 were declared from net investment income.

The tax character of distributions paid during the fiscal years ended May 31, 2003 and were as follows:

Distributions from:	Large Cap 2003
Ordinary Income	$2,601
Short-Term Capital Gain	0
Long-Term Capital Gain	0
Return of Capital	0
$2,601

As of May 31, 2003 the components of distributable earnings/ (accumulated losses) on a tax basis were as follows:

Undistributed Ordinary income/ (accumulated losses)	$3,164
Undistributed capital gain/ (accumulated losses)	(2,475)
Unrealized appreciation/ (depreciation)	25,038
$25,727

There were no differences between book basis and tax-basis unrealized appreciation (depreciation).

Note 7. Capital Loss Carryforwards

At May 31, 2003, the Large Cap Value Fund had available for federal income tax purposes an unused capital loss carryforward of $2,475, which expires in 2011.

.

Note 8. Control

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under section 2 (a) (9) of the Investment Company Act of 1940.  As of May 31, 2003, the Bragg family owned over 90% of the Fund.

INDEPENDENT AUDITOR'S REPORT

To The Shareholders and Board of Trustees:

Queens Road Large Cap Value Fund (a series of Bragg Capital Trust)

We have audited the accompanying statement of assets and liabilities of the Queens Road Large Cap Value Fund, including the schedule of portfolio investments, as of May 31, 2003, and the related statement of operations, changes in net assets and financial highlights for the period June 13, 2002 (commencement of operations) through May 31, 2003 in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of investments and cash held by the custodian as of May 31, 2003, by correspondence with the custodian.   An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Queens Road Large Cap Value Fund (a series of Bragg Capital Trust.) as of May 31, 2003, the results of its operations, changes in net assets and financial highlights for the period June 13, 2002 (commencement of operations) through May 31, 2003 in the period then ended, in conformity with accounting principles generally accepted in the United States.

/s/McCurdy & Associates CPA's, Inc.

Westlake, Ohio

June 14, 2003

Queens Road Small Cap Value

Manager’s Discussion –

The Small Cap Value Fund had an outstanding year.  Total Return from inception (6/13/2003) through fiscal year end (5/31/2003) was 9.02% vs. –6.00% for the Russell 2000 Value.

Among our best performing stocks were John B Sanfillipo & Son, a nut processor/distributor and snack food producer; Ansys, a maker of engineering application software; and Monro Muffler Brake, an automobile repair chain.  These three very different companies have many similar characteristics.  Excellent managements, strong balance sheets, and substantial free cash flow generation are but a few.

Some of our poor performers were the insurance broker Arthur Gallagher; international contract driller Atwood Oceanics; and funeral home operator Stewart Enterprises.  These disparate companies share the same qualities as the three strong performers above, excellent managements, strong balance sheets, and substantial free cash flow generation.  Specific, short term (we believe) and identifiable issues are hurting these companies.  Recent accounting standards changes will have a near term negative impact on Gallagher’s reported earnings, Atwood has some rig contracts coming up, with no replacements yet and Stewart changed accounting principles which clarified some balance sheet issues regarding prepaid funeral trust performance.   We view these as “things that happen when you run a business”.  Our belief is these three fine managements will guide their companies passed these problems as they have seen them past countless other problems in the past.  Of course, we could be wrong (which is why we make sure the portfolio is prudently diversified).  I point out these particular companies to illustrate our indifference toward short-term problems and our focus on fundamentally sound businesses that have long term records of creating value.  We anticipate over long periods of time all the stocks we own will appreciate in value (we will obviously be wrong in some cases), but we resign ourselves to the fact that in the near term, we can not predict what any individual stock or the overall market will do.  We’ll promise to continue to seek out attractive investment opportunities for our funds assets.

Our performance comparison with both the Russell 2000 Value and the Russell 2000 are:

	QRSCV	Russell 2000 Value	Russell 2000
December 2002	-.60%	-4.27%	-5.57%
January 2003	-2.29%	-2.82%	-2.77%
February 2003	-.32%	-3.36%	-3.02%
March 2003	1.39%	1.07%	1.29%
April 2003	7.79%	9.50%	9.48%
May 2003	5.47%	10.21%	10.73%
6 Months	11.59%	9.66%	9.33%
One Year*	9.02%	-7.49%	-8.18%

Source: Morningstar Principia Pro

*Fund Operations commenced 6/13/02, for fiscal year 2003 QRSCV performance is 6/13/2002-5/31/2003.

Queens Road Small Cap Value Fund

			Schedule of Investments
			May 31, 2003
Shares/Principal Amount		Market Value	% of Assets

COMMON STOCKS
Aerospace & Defense
79	Alliant Techsystems, Inc. *	$3,987	1.04%

Apparel Retail
447	Cato Corporation "A"	8,815	2.31%

Application Software
488	ANSYS, Inc. *	13,952	3.65%

Automobile Manufacturers
118	Winnebago Industries	4,692	1.23%

Banks
184	City National Corporation	8,280
336	First Federal Capital	6,602
408	Greater Bay Bancorp	8,168
380	Sterling Bancshares, Inc.	4,545
423	Trustco Bank Corp. New York	4,848
174	Wilmington Trust Corp.	5,046
		37,489	9.80%

Business Services
520	Monro Muffler Brake, Inc. *	13,104	3.43%

Casinos & Gambling
538	Aztar Corporation *	8,231	2.15%

Communications Equipment
375	Plantronics, Inc. *	8,074	2.11%

Construction & Engineering
280	Instituform Technologies * "A"	4,522	1.18%

Construction & Farm Machinery
154	Oshkosh Truck Corporation	8,536	2.23%

Construction Materials
281	Florida Rock Industries	11,951	3.13%

Distillers & Vintners
335	Constellation Brands, Inc. * "A"	9,236	2.42%

Electrical Utilities
150	Black Hills Corp.	4,507	1.18%

Electronic Components & Equipment
597	Deswell Industries	10,388	2.72%

Electronic Equipment & Instruments
114	Franklin Electric Co.	6,410
572	Raven Industries, Inc.	11,188
		17,598	4.60%

Fertilizers & Agricultural Chemicals
513	American Vanguard Corp.	9,460	2.47%

Footwear
372	K-Swiss, Inc. Class A	12,760	3.34%

Gas Utilities
295	New Jersey Resources	10,434
375	UGI Corp. Holdings	12,825
		23,259	6.08%
Health Care Distributors & Services
517	Owens & Minor, Inc.	10,986
323	Renal Care Group, Inc. *	10,976
		21,962	5.74%
Home Furnishings
203	La-Z-Boy Chair, Co.	4,447	1.15%

Housewares & Specialities
241	Lancaster Colony Corp.	9,324
323	Libbey, Inc.	6,945
		16,269	4.25%

Industrial Machinery
355	Graco Incorporated	10,920	2.86%

Oil & Gas Drilling
145	Atwood Oceanics, Inc. *	4,313	1.13%

Packaged Foods
533	John B Sanfilippo & Son *	8,400
526	Smithfield Foods, Inc. *	11,041
		19,441	5.08%

Personal Services
900	Stewart Enterprises, Inc. * "A"	3,780	0.99%

Property & Casualty Insurance
161	Arthur J Gallagher & Co.	4,387
809	CNA Surety Corporation *	7,928
135	Commerce Group, Inc.	5,049
226	Triad Guaranty, Inc. *	8,656
		26,020	6.81%
Real Estate Investment Trusts
208	Amli Residential Properties Trust	4,736
263	The Macerich Company	9,074
177	Prentiss Properties Trust	5,108
		18,918	4.95%

Recreational Products
295	Russ Berrie & Co.	10,166	2.66%

Restaurants
790	Ryan's Family Steak House *	10,136	2.65%

Semiconductors
291	DSP Group, Inc. *	6,772
97	Parthus, Inc. *	669
		7,441	1.95%

Software & Programming
350	Hummingbird Ltd. *	7,350	1.92%

Specialty Chemicals
308	Lubrizol Corp.	9,825	2.57%

Total for Common Stock ($355,057)		381,549	99.79%

CASH AND EQUIVALENTS
203	First American Prime Obligation Fund CL S .60%	203	0.05%

	Total Investments	381,752	99.84%
	(Identified Cost $ 355,260)

	Other Assets Less Liabilities	611	0.16%

	Net Assets	$382,363	100.00%

The accompanying notes are an integral part of the financial statements.

Queens Road Small Cap Value Fund

Statement of Assets and Liabilities
May 31, 2003

Assets
Investment Securities at Market Value	$381,752
(Identified Cost $ 355,260)
Cash	66
Receivables:
Dividends and Interest	545
Total Assets	382,363
Liabilities
Total Liabilities	0
Net Assets	$382,363
Net Assets Consist of:
Capital Paid In	350,385
Accumulated Net Investment Income (Loss)	2,358
Accumulated Realized Gain (Loss)	3,128
Unrealized Appreciation in Value
of Investments Based on Identified Cost - Net	26,492
Net Assets, for 35,420 Shares Outstanding	$382,363

Net Asset Value Per Share ($382,363/35,420 shares)	$ 10.80

The accompanying notes are an integral part of the financial statements.

Queens Road Small Cap Value Fund

Statement of Operations
For the period ending May 31, 2003

Investment Income:
Dividends	$ 4,557
Interest	186
Total Investment Income	4,743
Expenses: (Note 3)
Advisory Fees	3,607
Total Expenses	3,607

Less: Advisory fees waived	(3,607)

Net Investment Income	4,743

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	3,128
Unrealized Appreciation (Depreciation) on Investments	26,492
Net Realized and Unrealized Gain (Loss) on Investments and Options	29,620

Net Increase (Decrease) in Net Assets from Operations	$ 34,363

The accompanying notes are an integral part of the financial statements.

Queens Road Small Cap Value Fund

Statement of Changes in Net Assets
6/13/2002*
to
5/31/2003
From Operations:
Net Investment Income	$4,743
Net Realized Gain (Loss) on Investments	3,128
Net Unrealized Appreciation (Depreciation)	26,492
Increase (Decrease) in Net Assets from Operations	34,363
From Distributions to Shareholders:
Net Investment Income	(2,385)
Net Realized Gain from Security Transactions	0
Change in Net Assets from Distributions	(2,385)
From Capital Share Transactions:
Proceeds From Sale of Shares	248,000
Shares Issued on Reinvestment of Dividends	2,385
Cost of Shares Redeemed	0
Net Increase from Shareholder Activity	250,385

Net Increase in Net Assets	282,363

Net Assets at Beginning of Period	100,000
Net Assets at End of Period
(including accumulated undistributed net investment income (loss) of $2,358)	$382,363

Share Transactions:
Issued	25,172
Reinvested	248
Redeemed	0
Net increase (decrease) in shares	25,420
Shares outstanding beginning of period	10,000
Shares outstanding end of period	35,420

The accompanying notes are an integral part of the financial statements.

Queens Road Small Cap Value Fund

Financial Highlights
Selected data for a share outstanding throughout the period:	6/13/2002*
	to
	5/31/2003
Net Asset Value -
Beginning of Period	$10.00
Net Investment Income	0.16
Net Gains or Losses on Securities
(realized and unrealized)	0.73
Total from Investment Operations	0.89
Distributions
(from net investment income)	(0.09)
(from capital gains)	0.00
Total from Distributions	(0.09)
Net Asset Value -
End of Period	$10.80

Total Return	9.02%	(a)
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$382

Net Assets Before Reimbursement
Ratio of Expenses to Average Net Assets	1.34%	(b)
Ratio of Net Income to Average Net Assets	0.42%	(b)
Net Assets After Reimbursement
Ratio of Expenses to Average Net Assets	0.00%	(b)
Ratio of Net Income to Average Net Assets	1.76%	(b)
Portfolio Turnover Rate	13.26%	(b)

(a) For a period of less than one year , total return is not annualized
(b) Annualized
* Commencement of Operations

The accompanying notes are an integral part of the financial statements.

BRAGG CAPITAL TRUST

QUEENS ROAD SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS

MAY 31, 2003

Note 1. Organization

 The Queens Road Small Cap Value Fund (the “Fund”), a managed portfolio of the Bragg Capital Trust, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management company. The Fund is one of a series of Funds of the Bragg Capital Trust, which also includes the Queens Road Large Cap Value Fund.  The Fund’s investment objective is to seek growth of capital.  It invests primarily (under normal market conditions, at least 80% of its total assets) in small capitalization (less than $2 billion market cap at the time of purchase) common stocks which are believed by the Manager to be undervalued and have good prospects for capital appreciation.  The Funds’ registration statement was declared effective on June 13, 2002 and operations began on that date.

Note 2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: Securities, which are traded on any exchange or on the NASDAQ over-the-counter market, are valued at the last quoted sales price.  Investments for which have no sale is reported are valued at the last bid price. Short-term obligations having remaining maturities of 60 days or less, are valued at amortized cost. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by and under the direction of the Fund’s Board of Directors.

Federal Income Taxes: The Fund intends to comply with requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income as dividends to its shareholders.  The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year. Therefore no provision for income taxes is required.

Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and to disclosure contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

Other: The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for the financial statement and income tax purposes.  Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as information is available to the Fund.  Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the Fund. Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.  General accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital.

Note 3. Investment Advisory Fee and Other Transactions with Affiliates

The Fund retains Bragg Financial Advisors, Inc. (the “Advisor”) as its Investment Advisor.  Under the terms of the management agreement, the Advisor provides investment management and administrative services for the Fund. For its services as Advisor, the Fund pays a fee, computed daily and payable monthly at the annual rate of 1.35% of the Fund’s average daily net asset value. For the time period ended May 31, 2003, the Advisor earned $3,607.  From these fees and its own resources the Advisor agrees to pay other operating expenses of the Fund including transfer agent fees, fund accountant fees, registration fees, custodial fees, and other ordinary expenses of the Fund.  However the agreement does not require the Advisor to pay interest, taxes, brokerage commissions and extraordinary expenses of the Fund.  For the time period ending May 31, 2003, the Advisor waived $3,607 of the management fee.

Certain Directors and officers of the Corporation are “interested persons” (as defined in the Investment Company Act of 1940) of the Corporation. Each “non-interested” Director is entitled to receive an annual fee of $500 plus expenses for services relating to the Corporation.

Note 4. Capital Share Transactions

At May 31, 2003, there were an unlimited number of shares authorized and 35,420 shares outstanding, each with no par value, and capital paid-in amounted to $350,385 for the Fund.

Note 5. Investments

For the time period ended May 31, 2003, the cost of purchases and the proceeds from sales, other than short-term securities, aggregated $387,807 and $35,877, respectively. As of May 31, 2003, the gross unrealized appreciation for all securities totaled $46,369 and the gross unrealized depreciation for all securities totaled $19,877 for an unrealized appreciation of $26,492.  The aggregate cost of securities for federal income tax purposes at May 31, 2003 was $355,260.

Note 6. Distributions to Shareholders

During the fiscal year ended May 31, 2003, distributions of $0.09 aggregating $2,385 were declared from net investment income.

The tax character of distributions paid during the fiscal years ended May 31, 2003 and were as follows:

Distributions from:	Small Cap 2003
Ordinary Income	$2,385
Short-Term Capital Gain	0
Long-Term Capital Gain	0
Return of Capital	0
$2,385

As of May 31, 2003 the components of distributable earnings/ (accumulated losses) on a tax basis were as follows:

Undistributed Ordinary income/ (accumulated losses)	$2,358
Undistributed capital gain/ (accumulated losses)	3,128
Unrealized appreciation/ (depreciation)	26,492
$31,978

There were no differences between book basis and tax-basis unrealized appreciation (depreciation).

Note 7. Control

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under section 2 (a) (9) of the Investment Company Act of 1940.  As of May 31, 2003, the Bragg family owned over 78% of the Fund.

INDEPENDENT AUDITOR'S REPORT

To The Shareholders and Board of Trustees:

Queens Road Small Cap Value Fund (a series of Bragg Capital Trust)

We have audited the accompanying statement of assets and liabilities of the Queens Road Small Cap Value Fund, including the schedule of portfolio investments, as of May 31, 2003, and the related statement of operations, changes in net assets and financial highlights for the period June 13, 2002 (commencement of operations) through May 31, 2003 in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of investments and cash held by the custodian as of May 31, 2003, by correspondence with the custodian.   An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Queens Road Small Cap Value Fund (a series of Bragg Capital Trust.) as of May 31, 2003, the results of its operations, changes in net assets and financial highlights for the period June 13, 2002 (commencement of operations) through May 31, 2003 in the period then ended, in conformity with accounting principles generally accepted in the United States.

/s/McCurdy & Associates CPA's, Inc.

Westlake, Ohio

June 14, 2003

Board of  Trustees

Benton Bragg

Steve Scruggs

Phil Blount

Tim Ignasher

Chris Brady

Harold Smith

Investment Adviser

Bragg Financial Advisors, Inc.

100 Queens Road

Charlotte, NC 28204

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8869 Brecksville Rd, Suite C

Brecksville, Ohio 44141

Custodian

US Bank, NA

425 Walnut Street

P.O. Box 1118

Cincinnati, OH  45201

Independent Auditors

McCurdy & Associates CPA’s, Inc.

27955 Clemens Rd

Westlake, Ohio  44145

Shares of the Queens Road Large Cap Value and Queens Road Small Cap Value Fund are distributed by Queens Road Securities, L.L.C, an affiliate of the Investment Adviser. This report has been prepared for the general information of the shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.  The Funds’ prospectus contains more complete information about the objectives, policies, expenses and risks of the Funds.  Please read the prospectus carefully before investing or sending money.

Bragg Capital Trust

Trustee Information

May 31, 2003 (Unaudited)

Interested Trustees Name (Age)	Position with Fund	Term of Office and Length of Time Served	Principal Occupations During Past Five Years
Steve Scruggs, 34	Trustee, President Secretary	Unlimited 1 yr	Bragg Financial Advisors, Portfolio Manager/Analyst (2000- present) Reliance Insurance Product Manager(1999-2000); Integon Insurance Product Manager (1995-1999)
Benton Bragg, 35	Trustee, Chairman Treasurer	Unlimited 1 yr	Bragg Financial Advisors, President, CEO (1996-present)
Unaffiliated Trustees
Phil Blount, 49	Trustee	Unlimited 1 yr	Icons, Inc., President (2001- present) Marketing Merchandise Halo, Inc., Vice President (1996-2001) Marketing Merchandise
Chris Brady, 33	Trustee	Unlimited 1 yr	Brady Distributing, Vice President (1995-present) Machinery Distribution
Harold Smith, 37	Trustee	Unlimited 1 yr	Raftelis Financial, Vice President (1996 – present) Public Finance Consulting
Tim Ignasher, 41	Trustee	Unlimited 1 yr	Scottish Bank, Vice President (1998 – present) Commercial Loan Officer

All Trustees may be reached by mail, care of the Funds, at:

Queens Road Mutual Funds

100 Queens Road

Charlotte, NC 28204

The Statement of Additional Information has additional information about the Trustees and is available at without charge upon request by calling (440) 922-0066 (collect).

Item 2.  Code of Ethics.  Not applicable.

Item 3.  Audit Committee Financial Expert. Not applicable.

Item 4.  Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8. Reserved.

Item 9.  Controls and Procedures.

(a)

Not applicable.

(b)

There were no significant changes in the registrant’s internal controls or in other factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10.  Exhibits.

(a) Not applicable.

(b) Certifications required by Item 10(b) of Form N-CSR are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bragg Capital Trust

By /s/Steven Scruggs President

*Steven Scruggs President

Date August, 8 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Steven Scruggs President

*Steven Scruggs President

Date August, 8 2003

By /s/Benton Bragg Treasurer

*Benton Bragg Treasurer

Date August 8, 2003

* Print the name and title of each signing officer under his or her signature.